Discontinued Operations - Summary of Operating Results of the Discontinued Insurance Holdings Business (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest on other earning assets	$ 68	$ 3	$ 3
Total interest income	68	3	3
Insurance income	3,372	3,058	2,641
Other income	20	28	7
Total noninterest income	3,392	3,086	2,648
Personnel expense	2,138	1,909	1,634
Professional fees and outside processing	149	89	68
Software expense	61	45	32
Net occupancy expense	57	54	51
Amortization of intangibles	132	128	102
Equipment expense	28	29	29
Marketing and customer development	37	31	17
Merger-related and restructuring charges	55	47	29
Other expense	223	117	77
Total noninterest expense	2,880	2,449	2,039
Income before income taxes from discontinued operations	580	640	612
Provision for income taxes	124	152	148
Net income (loss) from discontinued operations	456	488	464
Noncontrolling interests from discontinued operations	44	7	0
Net income from discontinued operations attributable to controlling interest	$ 412	$ 481	$ 464